Business Combination - Additional Information (Detail) - Nebula Holdings LLC $ / shares in Units, $ in Millions	Jun. 10, 2020 USD ($) $ / shares shares
Business Acquisition [Line Items]
Aggregate consideration	$ 1,000.0
Cash payments to acquire businesses	328.8
Business combination, consideration transferred, liabilities incurred	$ 135.0
Business combination, number of shares issued (in shares) | shares	51,909,655
Business combination, share price (in dollars per share) | $ / shares	$ 10.00
Business combination, equity issued	$ 519.1
Direct and Incremental Costs
Business Acquisition [Line Items]
Business combination, acquisition related costs	55.5
Share Based Compensation Expense
Business Acquisition [Line Items]
Business combination, acquisition related costs	2.2
Bonus
Business Acquisition [Line Items]
Business combination, acquisition related costs	$ 9.1
Earnout Consideration
Business Acquisition [Line Items]
Business combination, number of shares issued (in shares) | shares	22,500,000